Notes Payable - Summary Of Notes Payable Future Principal Payments (Details) - USD ($) $ in Thousands	Mar. 31, 2024	Dec. 31, 2023
Debt Disclosure [Abstract]
2024	$ 1,306	$ 19,904
2025	1,150	1,177
2026	32,389	945
Total	$ 34,845	$ 22,026